Shareholder Report, Average Annual Return (Details) 197202_Pacer American Energy Independence ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	95 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Pacer American Energy Independence ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer American Energy Independence ETF NAV
Average Annual Return, Percent	6.10%	26.39%	11.29%
American Energy Independence Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	American Energy Independence Index
Average Annual Return, Percent	7.08%	27.82%	12.53%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.64%	14.58%